Note 4 - Acquisitions - Acquisition Details (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill	$ 42,879	$ 29,390
Acquisitions 2018 [Member]
Current assets	22,383
Long-term assets	6,961
Current liabilities	(12,049)
Deferred Tax Liabilities	(4,230)
Redeemable non-controlling interest	(19,889)
Business acquisition total	(6,824)
Note consideration	(1,035)
Cash consideration, net of cash acquired	(59,444)
Acquisition date fair value of contingent consideration	(4,536)
Total purchase consideration	(65,015)
Acquired intangible assets	28,960
Goodwill	$ 42,879
Acquisitions 2017 [Member]
Current assets		9,593
Long-term assets		3,394
Current liabilities		(8,495)
Deferred Tax Liabilities		(3,408)
Redeemable non-controlling interest		(3,360)
Business acquisition total		(3,126)
Note consideration		(1,000)
Cash consideration, net of cash acquired		(39,573)
Acquisition date fair value of contingent consideration		(9,280)
Total purchase consideration		(49,853)
Acquired intangible assets		23,589
Goodwill		29,390
Long-term liabilities		$ (850)